Taxation - Summary of tax relating to components of other comprehensive income or loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Relating To Components Of Other Comprehensive Income That Will Be Reclassified To Profit Or Loss [Abstract]
Tax (charge)/credit on actuarial gains and losses on post-retirement benefit plans	$ (12)	$ 29	$ (175)
Adjustments to deferred tax on post-retirement benefit plans due to changes in corporate tax rates in the US and France	(140)
Other	(1)	4	(3)
Tax relating to components of other comprehensive income/(loss) for the year	$ (153)	$ 33	$ (178)